Investment Objectives and Goals - Dakota Active Equity ETF	Jul. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DAKOTA ACTIVE EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Dakota Active Equity ETF (the “Fund”) seeks to achieve capital appreciation.